Other liabilities and provisions (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Other liabilities and provisions
Accruals for vacation and overtime	€ 352	€ 294
Employee bonus	332	623
Liabilities from payroll	301	301
Accruals for compensation of Supervisory board	158	180
Liabilities from VAT	143	164
Management compensation	130	167
Accruals for commissions	55	21
Accruals for licenses	35	46
Customers with a credit balance	19	22
Others	157	171
Other liabilities	1,682	1,989
Accrual for warranty	430	358
Accruals for management compensation	201	192
Labour dispute	29	114
Provisions	660	664
Total	2,342	2,653
Accruals for LTCIP	€ 201	€ 192